Rendering of services (Tables)	12 Months Ended
Mar. 31, 2022
Rendering Of Services
Schedule of revenue by product type and customer type
	March 31,
	2020	2021	2022
Air Ticketing	2,609,518	893,039	1,150,474
Hotels and Packages	3,601,798	173,397	520,740
Other Services	53,958	31,426	146,178
	6,265,274	1,097,862	1,817,392

Summary of contract assets
	March 31,
	2021	2022
Contract Assets	626	11

Changes in contract assets

Changes in contract assets are as follows:

	March 31,
	2021	2022
Balance at the beginning of the year	-	626
Revenue recognised during the year	626	11
Billed during the year	-	(626)
Balance at the end of the year	626	11

Summary of contract liabilities
	March 31,
	2021	2022
Advance from customer (refer to Note 38)	537,002	531,526
Deferred revenue (refer to Note 35)	387,049	248,177
Total Contract liabilities	924,051	779,703